HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated March 12, 2012 to your Prospectus

FUND CLOSURES

Effective immediately, the following Fund Sub-Accounts are closed to new and subsequent Contributions and transfers of Participant Account values.

AllianceBernstein 2000 Retirement Strategy Fund – Class A

AllianceBernstein 2005 Retirement Strategy Fund – Class A

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.